RAYONIER INC. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY (Parenthetical) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends (in dollars per share)	$ 0.2725	$ 0.285	$ 2.94	$ 1.34	$ 1.125
Offering issuance costs					$ 1.1
S 2023 A Dividends
Dividends (in dollars per share)				$ 0.20
S 2024 A Dividends
Dividends (in dollars per share)			$ 1.80